Note 2 - Summary of Significant Accounting Policies: q. Net Income (Loss) per Share (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Policies
q. Net Income (Loss) per Share

b.      Net Income (Loss) per Share – Basic earnings per share (“EPS”) is computed as net income (loss) divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities.

The dilutive effect of convertible and outstanding securities, in periods of future income as of March 31, 2017 and 2016, would be as follows:

	2017	2016
Stock options	2,297,085	450,945
Warrants	16,155,006	12,500
Total possible dilution	18,452,091	463,445

At March 31, 2017 and 2016, the effect of the Company’s outstanding options and common stock equivalents would have been anti-dilutive.

q.   Net Income (Loss) per Share – Basic earnings per share (“EPS”) is computed as net income (loss) available to common shareholders divided by the weighted-average number of common shares outstanding for the period.  Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities.

The dilutive effect of convertible and outstanding securities as of September 30, 2016 and 2015 is as follows:

	2016	2015
Stock options	2,055,419	533,778
Warrants	10,000,006	25,000
Total potential dilution	12,055,425	558,778

At September 30, 2016 and 2015, the effect of the Company’s outstanding stock options and common stock equivalents would have been anti-dilutive. Accordingly, only basic EPS is presented.